Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	4.73208%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,858,055.30

Principal:
Principal Collections	$25,771,750.36
Prepayments in Full	$13,454,286.27
Liquidation Proceeds	$397,895.11
Recoveries	$90,457.51
Sub Total	$39,714,389.25
Collections	$43,572,444.55

Purchase Amounts:
Purchase Amounts Related to Principal	$103,054.93
Purchase Amounts Related to Interest	$524.05
Sub Total	$103,578.98

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$43,676,023.53

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	19
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$43,676,023.53
Servicing Fee	$732,716.31	$732,716.31	$0.00	$0.00	$42,943,307.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$42,943,307.22
Interest - Class A-2a Notes	$83,365.44	$83,365.44	$0.00	$0.00	$42,859,941.78
Interest - Class A-2b Notes	$202,683.82	$202,683.82	$0.00	$0.00	$42,657,257.96
Interest - Class A-3 Notes	$2,375,333.33	$2,375,333.33	$0.00	$0.00	$40,281,924.63
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$39,968,799.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,968,799.63
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$39,761,248.80
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,761,248.80
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$39,761,248.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,761,248.80
Regular Principal Payment	$36,874,336.76	$36,874,336.76	$0.00	$0.00	$2,886,912.04
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,886,912.04
Residual Released to Depositor	$0.00	$2,886,912.04	$0.00	$0.00	$0.00
Total		$43,676,023.53

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,874,336.76
Total					$36,874,336.76

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$9,877,054.49	$65.85	$83,365.44	$0.56	$9,960,419.93	$66.41
Class A-2b Notes	$26,997,282.27	$65.85	$202,683.82	$0.49	$27,199,966.09	$66.34
Class A-3 Notes	$0.00	$0.00	$2,375,333.33	$4.24	$2,375,333.33	$4.24
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$36,874,336.76	$23.35	$3,182,058.42	$2.02	$40,056,395.18	$25.37

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$18,804,233.86	0.1253616	$8,927,179.37	0.0595145
Class A-2b Notes	$51,398,239.18	0.1253616	$24,400,956.91	0.0595145
Class A-3 Notes	$560,000,000.00	1.0000000	$560,000,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$784,112,473.04	0.4966163	$747,238,136.28	0.4732620

Pool Information
Weighted Average APR	5.037%	5.059%
Weighted Average Remaining Term	42.14	41.41
Number of Receivables Outstanding	32,002	31,199
Pool Balance	$879,259,571.18	$839,105,309.24
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$824,932,361.79	$787,455,711.10
Pool Factor	0.5182225	0.4945562

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$51,649,598.14
Targeted Overcollateralization Amount	$91,867,172.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$91,867,172.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$427,275.27
(Recoveries)		46	$90,457.51
Net Loss for Current Collection Period			$336,817.76
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4597%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3176%
Second Prior Collection Period			0.5626%
Prior Collection Period			0.3362%
Current Collection Period			0.4704%
Four Month Average (Current and Prior Three Collection Periods)			0.4217%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,461	$6,690,830.47
(Cumulative Recoveries)			$796,616.47
Cumulative Net Loss for All Collection Periods			$5,894,214.00
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3474%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,579.62
Average Net Loss for Receivables that have experienced a Realized Loss			$4,034.37

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.93%	217	$7,794,563.41
61-90 Days Delinquent	0.18%	42	$1,525,328.76
91-120 Days Delinquent	0.03%	6	$264,208.07
Over 120 Days Delinquent	0.05%	7	$384,753.86
Total Delinquent Receivables	1.19%	272	$9,968,854.10

Repossession Inventory:
Repossessed in the Current Collection Period		19	$826,899.06
Total Repossessed Inventory		39	$1,810,720.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1676%
Prior Collection Period			0.1656%
Current Collection Period			0.1763%
Three Month Average			0.1698%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2591%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	September 2025
Payment Date	10/15/2025
Transaction Month	19

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	77	$2,915,095.45
2 Months Extended	122	$4,769,430.13
3+ Months Extended	20	$859,527.35

Total Receivables Extended	219	$8,544,052.93
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer